SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
SHARE-BASED COMPENSATION
Schedule of assumptions used to estimate the fair value of the share options on the date of grant

	As of December 23,	As of March 1,	As of April 18,	As of July 17,
	2020	2021	2022	2023
Risk-free interest rate	0.51%	0.87%	2.85%	3.81%
Expected volatility range	36.59%	36.75%	34.79%	39.55%
Exercise multiple	2.80	2.80	2.80	2.80
Expected dividend yield	—	—	—	—

Summary of stock option activity under the plans

		Weighted	Weighted	Weighted
		Average	Average	Average	Aggregate
	Number of	Exercise	Grant Date	Remaining	Intrinsic
	Options	Price	Fair Value	Term (Years)	Value
Outstanding as of January 1, 2021	3,395,898	$0.3832	$2.2946	9.80	7,834
Granted	41,736	$4.2254	$0.4626	—	—
Exercised	(706,406)	$0.3289	$2.3311	—	—
Forfeited or expired	(748,667)	$0.4386	$2.2574	—	—
Outstanding as of December 31, 2021	1,982,561	$0.4626	$2.2571	8.82	$4,480
Granted	1,698,667	$6.0000	$2.1191	—	—
Exercised	(31,500)	$0.1191	$2.4720	—	—
Forfeited or expired	(73,325)	$2.6508	$2.1867	—	—
Outstanding as of December 31, 2022	3,576,403	$3.0508	$2.2782	8.43	$10,473
Granted	1,015,000	$14.4500	$5.8298	—	—
Exercised	(347,316)	$1.0070	$2.5695	—	—
Forfeited or expired	(42,000)	$6.0000	$2.0797	—	—
Outstanding Options, December 31, 2023	4,202,087	$6.0304	$3.1048	8.20	$31,109
Vested and Expected to Vest Options as of December 31, 2023	1,517,959	$5.1743	$2.8717	6.11	$24,184
Exercisable Options as of December 31, 2023	528,596	$10.3900	$4.0353	8.94	$2,146

Schedule of share-based compensation expense

	Years ended December 31,
	2021	2022	2023
Research and development	$52	$818	$1,716
General and administrative	1,478	665	2,107
Total.	$1,530	$1,483	$3,823